Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans, net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Loan receivable from Xiaoying Housing Loans, net	¥ 2,484,072,931	$ 389,805,249	¥ 1,236,026,461
Accrued interest receivable	¥ 26,080,407	$ 4,092,585
Charges off policy of Loans receivables (in days)	60 days